Pension and other postretirement benefits - Company matching contribution to defined contribution 401(K) plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Age requirement for future accruals	50 years
Company matching contribution to defined contribution (401(k)) plans	$ 3,945	$ 5,446	$ 1,547